BANK LOANS	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
BANK LOANS

10. BANK LOANS

(a) Short-term bank loans

	June 30, 2024	December 31, 2023
	(Unaudited)
Secured short-term loans	$7,950,679	$8,547,509
Total short-term bank loans	$7,950,679	$8,547,509

Detailed information of secured short-term loan balances as of June 30, 2024 and December 31, 2023 were as follows:

	June 30, 2024	December 31, 2023
	(Unaudited)
Guaranteed by IST and Mr. Lin and Collateralized by the real property of ISIOT and equity investment of IST HK	$1,348,039	$1,777,205
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,814,425	4,936,680
Guaranteed by Mr. Lin and IST HK	1,100,440	1,128,384
Guaranteed by Mr. Lin	687,775	705,240
Total	$7,950,679	$8,547,509

As of June 30, 2024, the Company had short-term bank loans of approximately $8.0 million, which mature on various dates from July 6, 2024 to September 27, 2024. The short-term bank loans may be extended upon maturity for another year by the banks without additional charges to the Company. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries. These borrowings bear fixed interest rates ranging from 3.45% to 4.80% per annum. The weighted average interest rates on short term debt were approximately 4.43% and 4.76% for the six months ended June 30, 2024 and 2023, respectively. The interest expenses were approximately $0.2 million and $0.2 million, respectively, for the six months ended June 30, 2024 and 2023.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS